SUPPLEMENTARY DATA (UNAUDITED) - Schedule of Unaudited Quarterly Consolidated Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 2,213	$ 2,138	$ 1,664	$ 2,012	$ 2,224	$ 2,209	$ 2,152	$ 2,016	$ 8,027	$ 8,601	$ 8,380
Expenses	2,218	1,678	1,691	1,764	3,300	1,880	1,895	1,729	7,351	8,804	10,764
Operating income (loss)	(5)	460	(27)	248	(1,076)	329	257	287	676	(203)	(2,384)
Net (loss) income attributable to Bausch Health Companies Inc.	$ (153)	$ 71	$ (326)	$ (152)	$ (1,516)	$ (49)	$ (171)	$ (52)	$ (560)	$ (1,788)	$ (4,148)
Basic and Diluted (loss) earnings per share attributable to Bausch Health Companies Inc. (in dollars per share)	$ (0.43)	$ 0.20	$ (0.92)	$ (0.43)	$ (4.30)	$ (0.14)	$ (0.49)	$ (0.15)	$ (1.58)	$ (5.08)	$ (11.81)
Net cash provided by operating activities	$ 394	$ 256	$ 200	$ 261	$ 234	$ 515	$ 339	$ 413	$ 1,111	$ 1,501	$ 1,501